SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of basic and diluted net loss per share attributable to common stockholders

		For the Period		For the Period
		From January		From January
	Three months	24, 2020 (date	Six months	24, 2020 (date
	Ended	of inception) to	Ended	of inception) to
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020

Net income available to Class A common stockholders:
Interest income	$9,000	$—	$29,000	$—
Less: Income and franchise taxes	(9,000)	—	(29,000)	—
Net income attributable to Class A common stockholders	$—	$—	$—	$—

Net income available to Class B common stockholders:
Net loss	$(7,626,000)	$(2,000)	$(11,708,000)	$(2,000)
Less: amount attributable to Class A common stockholders	—	—	—	—
Net (loss) attributable to Class B common stockholders	$(7,626,000)	$(2,000)	$(11,708,000)	$(2,000)

		For the
		Period From
		January 24,
	Three months	2020 (date of
	Ended	inception) to
	September 30,	September 30,
	2020	2020
	(As Restated)	(As Restated)
Net income available to Class A common stockholders:
Interest income	$26,000	$26,000
Less: Income and franchise taxes	(26,000)	(26,000)
Net income attributable to Class A common stockholders	$—	$—

Net income available to Class B common stockholders:
Net loss	$(119,000)	$(121,000)
Add: Change in warrant liability	1,480,000	1,480,000
Less: Costs of warrant issuance	—	(390,000)
Less: amount attributable to Class A common stockholders	—	—
Net (loss) attributable to Class B common stockholders	$1,361,000	$969,000